SEGMENTS AND GEOGRAPHIC INFORMATION (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Segment Reporting [Abstract]
Number of reportable segments	1
Revenues from network processors	$ 29,342	$ 29,488	$ 61,802
Royalty revenues from Cisco derived from agreement with Marvell	12,808	9,845	16,845
Revenues from software tools and other services	$ 871	$ 997	$ 1,655